SHARE CAPITAL - Fair value measurement assumptions (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Y $ / shares	Dec. 31, 2018 USD ($) Y $ / shares	Dec. 31, 2017 USD ($) Y $ / shares
SHARE CAPITAL
Compensation expense | $	$ 3,189,808	$ 3,292,877	$ 2,484,543
Weighted average fair value | $	$ 3.60	$ 16.40	$ 14.90
Weighted average exercise price | $ / shares	$ 4.30	$ 30.30	$ 1,900.00
Weighted average share price at grant | $ / shares	$ 4.30	$ 30.30	$ 1,900.00
Dividend yield	0.00%	0.00%	0.00%
Volatility (as a percent)	141.00%	72.00%	110.00%
Risk-free interest rate (as a percent)	1.51%	2.24%	1.12%
Expected life (in years) | Y	4	4	5
Forfeiture rate (as a percent)	7.00%	7.00%	6.00%